Consolidated Statement of Income (USD $) In Millions, except Share data in Thousands, unless otherwise specified	0 Months Ended	3 Months Ended									12 Months Ended
	Feb. 15, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statement of Income [Abstract]
Net sales		$ 380.9	$ 385.2	$ 401.0	$ 393.6	$ 341.5	$ 307.8	$ 336.3	$ 327.1	$ 274.3	$ 1,538.9	$ 1,245.5	$ 1,124.4
Cost of sales (excluding items below)		326.9				296.1					1,335.9	1,055.1	946.6
Depreciation and amortization		6.8				6.4					48.8	28.1	24.8
Selling, general and administrative expenses		18.0				17.7					75.2	63.3	58.1
Operating profit		29.2	(19.2)	40.3	37.1	21.3	15.9	33.5	32.8	16.8	79.0	99.0	94.9
Other income (loss)		0.7				0					0.7	1.9	(0.7)
Interest expense		6.9				6.9					27.2	27.1	36.3
Loss on extinguishment of debt											0	0	22.4
Income before income taxes		23.0				14.4					52.5	73.8	35.5
Income taxes		7.2				5.2					14.9	29.1	13.8
Income from continuing operations		15.8	(14.0)	22.7	19.9	9.2	5.2	15.8	16.3	7.4	37.6	44.7	21.7
(Loss) income from discontinued operations, net of tax benefit (expense)		0.1				(0.2)					0	0	0
Loss on sale of Koppers Arch, net of tax benefit of $0.1											0	(0.2)	0
Loss on sale of Monessen, net of tax benefit of $0.2											0	0	(0.3)
Net income		15.9	(14.0)	22.7	19.9	9.0	5.2	15.8	16.1	7.4	37.6	44.5	21.4
Net income attributable to noncontrolling interests		0.3				0.1					0.7	0.4	2.6
Net income attributable to Koppers		15.6	(14.2)	22.4	19.8	8.9	5.1	15.6	16.1	7.3	36.9	44.1	18.8
Basic -
Continuing operations		$ 0.74				$ 0.44	$ 0.24	$ 0.76	$ 0.79	$ 0.36	$ 1.79	$ 2.15	$ 0.93
Discontinued operations		$ 0.01				$ (0.01)	$ 0.00	$ 0.00	$ (0.01)	$ 0.00	$ 0.00	$ (0.01)	$ (0.01)
Earnings per basic common share		$ 0.75	$ (0.69)	$ 1.08	$ 0.96	$ 0.43	$ 0.24	$ 0.76	$ 0.78	$ 0.36	$ 1.79	$ 2.14	$ 0.92
Diluted -
Continuing operations		$ 0.74				$ 0.44	$ 0.24	$ 0.75	$ 0.79	$ 0.36	$ 1.77	$ 2.14	$ 0.92
Discontinued operations		$ 0.01				$ (0.01)	$ 0.00	$ 0.00	$ (0.01)	$ 0.00	$ 0.00	$ (0.01)	$ (0.01)
Earnings per diluted common share		$ 0.75	$ (0.69)	$ 1.08	$ 0.96	$ 0.43	$ 0.24	$ 0.75	$ 0.78	$ 0.36	$ 1.77	$ 2.13	$ 0.91
Comprehensive income		22.6				16.8					20.1	55.3	47.0
Comprehensive income attributable to noncontrolling interests		0.3				0.2					1.2	0.7	3.5
Comprehensive income attributable to Koppers		$ 22.3				$ 16.6					$ 18.9	$ 54.6	$ 43.5
Weighted average common shares outstanding (in thousands):
Basic		20,669				20,588					20,599	20,543	20,446
Diluted		20,903				20,724					20,833	20,676	20,561
Dividends declared per common share	$ 0.24	$ 0.24	$ 0.22	$ 0.22	$ 0.22	$ 0.22	$ 0.22	$ 0.22	$ 0.22	$ 0.22	$ 0.88	$ 0.88	$ 0.88